UNITED STATES
                       Securities and Exchange Commission
                             Washington, DC. 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-effective Amendment No. 3
                                      and
THE INVESTMENT COMPANY ACT OF 1940
Post-effective Amendment No. 3

The O'Higgins Fund            (Exact Name of Registrant as Specified in Charter)
1375 Anthony Wayne Dr,  Wayne PA. 19087 (Address of Principal Executive Offices)

610-688-6839                                      (Registrants Telephone Number)

Bernard B. Klawans    1375 Anthony Wayne Dr     Wayne PA. 19087
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:   As soon as practicable after the
effective date of this registration.

It is proposed that this filing will become effective
    [x]  60 days after filing pursuant to paragraph (a)

                           Cross Reference Sheet


          INFORMATION REQUIRED                 CAPTIONS IN FILING

Part A: IN A PROSPECTUS
Item 1. Cover Page                            Cover Page
Item 2. Synopsis                              Fund Expenses
Item 3. Condensed Financial Information       Financial Highlights
Item 4. General Description of Registrant     The Fund
Item 5. Management of the Fund                Management of the Fund
Item 6. Capital Stock and other Securities    Capitalization
Item 7. Purchase of Securities being Offered  Share Purchase - Reinvestments
Item 8. Redemption or Repurchase              Redemption of Shares
Item 9. Legal Proceedings                     Litigation



Part B:  STATEMENT OF ADDITIONAL INFORMATION
Item 10. Cover Page                           Cover Page
Item 11. Table of Contents                    Table of Contents
Item 12. General Information and History      The Fund
Item 13. Investment Objectives and Policies   Objective and Policies
Item 14. Management of the Registrant         Officers & Directors of the Fund
Item 15. Control Persons & Principal Holders  Not Applicable
         of Securities
Item 16. Investment Advisory and Other Ser-   Investment Adviser
         vices
Item 17. Brokerage Allocation                 Brokerage
Item 18. Capital Stock & Other Securities     Capitalization
Item 19. Purchase, Redemption & Pricing of    Purchase of Shares
         Securities Being Offered
Item 19. Purchase, Redemption & Pricing of    Redemption of Shares
         Securities Being Offered
Item 19. Purchase, Redemption & Pricing of    Pricing of Shares
         Securities Being Offered
Item 20. Tax Status                           Tax Status
Item 21. Underwriters                         Not Applicable
Item 22. Calculation of Yield Quotations of   Not Applicable
         Money Market Funds
Item 23. Financial Statements                 Financial Statements



Part C:  OTHER INFORMATION
Item 24. Financial Statements & Exhibits     Financial Statements & Exhibits
Item 25. Persons Controlled by/or under      Control Persons
         Common Control
Item 26. Number of Holders of Securities     Number of Shareholders
Item 27. Indemnifications                    Indemnification
Item 28. Business & Other Connections of     Activities of Investment Advisor
         Advisor
Item 29  Principal Underwriters              Principal Underwriter
Item 30. Location of Accounts & Records      Location of Accounts & Records
Item 31. Management Services                 Not Applicable
Item 32. Undertakings                        Not Applicable

                               The O'HIGGINS FUND
                             1375 ANTHONY WAYNE DR.
                                WAYNE, PA. 19087
                    610-688-6839                800-548-1942

PROSPECTUS                                                      YYYYYYYY YY 1999

THE FUND AND INVESTMENT OBJECTIVES
The O'Higgins Fund (the Fund) is an open-end non-diversified management investment company that seeks capital appreciation through application of a proprietary 28 year back-tested asset allocation model. Use of this model results in almost 100% investments either in 20 of the lowest dollar priced se-curities of the 100 highest yielding industrial stocks in the popular S&P 500 Index or short-term US Treasury Notes or long-term US Zero Coupon Bonds. Cur-rent income from investments is a subordinate consideration.

It is important to note that Fund shares are not guranteed or insured by the FDIC or any other agency of the US Government. As with any investment in com-mon stock, which may be subject to wide fluctuations in market value, you may lose money by investing in the Fund.


FUND FEES & EXPENSES
Capital shares of the Fund may only be purchased directly from the Fund at net asset value as next determined after receipt of order. They are offered on a no-load basis which means that you would pay no sales commissions or 12b-1 mar-keting fees. The Fund is charged for investment advisory management, adminstra-tive and distribution services which will be reflected in the expense ratio. The Board of Directors has established $1,000 as the minimum initial purchase and $100 for subsequent purchases.


ADDITIONAL INFORMATION
This Prospectus, which should be held for future reference, is designed to set forth concisely the information that you should know before you invest. A "Statement of Additional Information" containing more information about the Fund has been filed with the Securities and Exchange Commission. Such Statement is dated YYYYYYY YY, YYYY and has been incorporated by reference into this Prospec-tus. A copy of the Statement may be obtained without charge, by writing to the Fund or by calling either of the two telephone numbers shown above.


WHY YOU SHOULD READ THIS PROSPECTUS
Every attempt has been made to present the objectives, risks and strategy of the Fund in plain and, hopefully, easily understandable language. The Prospectus is designed to aid you in desiding whether this is one of the right investments for you. We suggest that you keep it for future reference.


             THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.

FUND PROFILE
Who should invest: Investors who desire increases in net asset value & are will-ing to accept significant (both down and up) fluctations in share values in the pursuit of capital gains.

Who should not invest: Anyone who must live on unearned income and cannot re-place eroded capital.


YEARLY RETURNS
"We were informed by Edgar personnel that bar chart requirements for this Pro-spectus could not be handled under current filing conditions. We, therefore, are presenting the data numerically herein which will be placed in the defin-itive Prospectus in bar chart format upon notice that the new Prospectus has been approved".


                   Percent change in net asset value comparison
                     The O'Higgins Fund and the S&P 500 Index


                    1998
The O'Higgins            *
    Fund            17.3%

The S&P 500
   Index            28.6%

* annualized (the Fund started on January 30, 1998)

In evaluating past performance, remember that it is not indicative of future performance and that returns from investments were high during the periods shown relative to longer-term historical averages even though these performance fig-ures for the S&P 500 Index do not include the reinvestment of dividends and cap-ital gains distributions. The returns are net of expenses but they do not re-flect income taxes a taxable investor would have incurred.

FUND EXPENSES
All expenses and fees that a shareholder of The O'Higgins Fund will incur are identified below. the actual numbers are for the year 1998.

                       Shareholder Transaction Expenses:
There are NO shareholder transaction expenses. This means that you pay no fees for buying, selling and exchanging Fund shares. It is a truly no-load fund.

                     Annual Fund Operating Expenses - Year 1998:
             Management Fees                                   0.0%
             12b-1 Fees                                        None
             Other Expenses (Estimated)                        0.0%
                                 Total Operating Expenses      0.0%

The following table is given to help you compare the cost of investing in this Fund with the cost of investing in other funds by illustrating the hypothetical expenses that you would incur on a $1,000 investment over various periods. The example assumes that: (1) the Fund provides a 5% annual rate of return and (2) you redeen your investment at the end of each time period. This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

                1 Year       3 Years      5 Years        10 Years
                  $14          $44          $76            $168


FINANCIAL HIGHLIGHTS
Selected per share and ratios to average net assets data covering the period from inception January 30, 1998 through December 31, 1998 are given below. A cetified audit giving expanded financial details for this period that was pre-pared by Mathieson Aitken Jamison, LLP is included in the "Statement of Addi-tional Information" and is incorporated by refereence into this Prospectus.

                                           Years Ended December 31
                                  1998
Net asset value Jan. 30th        $ 9.81

Investment operations income:
Net investment income            $ 0.32
Realized & unrealized cap gains    1.24
                                 -------
Investment operations totals      11.37

Less distributions:
From net investment income       $(0.32)
From capital gains                  .00
                                 -------
Net asset value Dec. 31st        $11.05
                                 =======
Total return (annualized)         17.35%

Net assets Dec 31st in (000)'s   $1,700
                                 =======
Ratios to Average Net Assets:
Expenses                            0.00%
Net investment income               5.80%

Portfolio turnover rate             0.00%
Average commission per share     $ .0000

THE FUND
The O'Higgins Fund, Inc. (also referred to as the "Fund") was incorporated in Pennsylvania on January 1, 1998. The Fund's registered office is in Wayne, PA. Mail may be addressed to 1375 Anthony Wayne Dr. Wayne, PA. 19087.


OBJECTIVE AND POLICIES
Objective: The O'Higgins Fund is an open-end non-diversified investment manage-ment company that seeks capital appreciation through application of a proprie-tary 28 year back-tested allocation model. Use of this model results in almost 100% investments either in 20 of the lowest dollar priced securities of the 100 highest yielding industrial stocks in the popular S&P 500 Index or short-term US Treasury Notes or long-term US Zero Coupon Bonds. Current income from invest-ments is a subordinate consideration.

Risk Assessment: Risks associated with the Fund's performance will be those due to broad market declines and business risks from difficulties which occur to particular companies while in the Fund's portfolio or the effect of interest rates on our debt security holdings. The Fund's approach of either being in stocks or US Treasury Notes or US Zero Coupons could impact total returns or principal by being in the wrong type of security at the wrong time. Also, the methodology to be used that has worked well in theory in past markets is untried in future markets. It therefore must be realized that there is no assurance the method will approximate past calculated favorable performance.

Security Selection Criteria: Criteria used by the Adviser in purchases of sec-urities will be based on almost 100% investments either in 20 of the lowest dol-lar priced securities of the 100 highest yielding industrial stocks in the S&P Index list or short-term US Treasury Bills or long-term US Zero Coupon Bonds de-pending upon periodic reviews of a publicly available indicator which is de-scribed in depth in a book by Michael B. O'Higgins, "Beating the Dow - With
Bonds". All securities including stocks, US Treasury Notes or US Zero Coupon Bonds will be selected in the pursuit of capital appreciation.

Portfolio Turnover Policy: Portfolio turnover depends upon indications of the publicly available indicator we use. Accordingly, the turnover rate should not exceed 200% wherein turnover is computed by dividing the lesser of the Fund's total purchases or sales of securities within the period by the average monthly portfolio value of the Fund during such period. If this occurs, brokerage ex-penses and the effect of capital gains taxes on shareholder dividends could be higher than those expected from the average mutual fund with lower turnover. Turnover from inception Jan. 30 through Dec. 31 of 1998 amounted to 11%.

Non-diversification Policy: The Fund is classified as being non-diversified which means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issues. The Fund, therefore, may be more susceptible than a more widely diversified fund to any single economic, politi-cal, or regulatory occurrence. The policy of the Fund, in the hope of achiev-ing its objective as stated above, is, therefore, one of selective investments rather than broad diversification. The Fund seeks only enough diversification to maintain its federal non-taxable status under Sub-Chapter M of the Internal Revenue Code.


INVESTMENT RESTRICTIONS
By-laws of the Fund provide the following fundamental investment restrictions; The Fund may not, except by the approval of a majority of the outstanding shares; i.e. A) 67% or more of the voting securities present at a duly called meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or B) of more than 50% of the outstanding voting securities, whichever is less:
 a) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in selling its own portfolio securities.
 b) Borrow money or purchase securities on margin, but may obtain such short term credit as may be necessary for clearance of purchases and sales of se-curities for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets.
 c) Sell securities short.
 d) Invest in securities of other investment companies except as part of a mer-ger, consolidation , or purchase of assets approved by the Fund's share-holders.
 e) Invest over 25% of its assets at the time of purchase in any one industry.
 f) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein.
 g) Make loans. The purchase of a portion of a readily marketable issue of pub-licly distributed bonds, debentures or other debt securities will not be considered the making of a loan.
 h) Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.
 i) Invest in companies for the purpose of acquiring control.
 j) The Fund may not purchase or retain securities of any issuer if those offi-cers and directors of the Fund or its Investment Adviser owning individual-ly more than 1/2 of 1% of any class of security or collectively own more than 5% of such class of securities of such issuer.
 k) Pledge, mortgage or hypothecate any of its assets.
 l) Invest in securities which may be subject to registration under the Securi-ties Act of 1933 prior to sale to the public or which are not at the time of purchase readily salable.
 m) Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years' continuous operation, including the operations of any predecessor.
 n) Issue senior securities.


INVESTMENT ADVISER
The Valley Forge Management Corp. (VFMC) is a Pennsylvania corporation that acts as an Investment Adviser to the Fund. Mr. Bernard B. Klawans is the sole owner, director and officer of the Investment Adviser and is also President of the Fund. He has had over 28 years of day to day operational experience in running another federally registered mutual fund, the Valley Forge Fund, Inc.

On January 1, 1998 the shareholders of the Fund approved a management and ad-visory contract with VFMC which was unanimously renewed by the Directors August 11, 1998. This Agreement will continue on a year to year basis provided that approval is voted on at least annually by specific approval of the Board of Di-rectors of the Fund or by vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of Directors of the Fund who are neither parties to the agreement or interested persons as defined in the Investment Company Act of 1940 at a meeting called for the purpose of voting on such approval.

Under the Agreement, the Valley Forge Management Corp. will furnish investment direction on the basis of an ongoing review using the new methodology to deter-mine when and what securities will be purchased or disposed by designated Fund personnel. The Agreement may be terminated at any time, without payment of pen-alty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days written notice to the Valley Forge Management Corp. In the event of its assignment, the Agreement will terminate automatically. For these services, the Fund has agreed to pay to
                                     - 5 -
the Valley Forge Management Corp. a fee of 1% per year on the net assets of the Fund. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. This fee is higher than the fee paid most other funds. Notwithstanding, the Investment Adviser elected to forgo management fees during the first year of operation and paid all other Fund expenses.

The Investment Adviser is required, by contract, to render research, statistical and advisory services to the Fund; to make specific recommendations based on the Fund's investment requirements; and to pay salaries of the Fund's employees who may be officers or directors or employees of the Investment Adviser. Excepting these items, the Fund pays all other fees and expenses incurred in conducting its business affairs. The Investment Adviser paid the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of purchase reneges.

A contract agreement has been agreed upon between the Valley Forge Management Corp. and the FTC Limited a company wholly owned by Mr. O'Higgins for use of his methodology to establish and maintain the portfolio. The contract gives FTC Limited 50% of all management fees paid by the Fund in the form of a royalty and may be terminated only by mutual agreement of both parties. Neither O'Higgins nor FTC Limited will be associated with the Fund or the Investment Adviser in any way except through promotional marketing efforts. He is in the process of patenting this methodology which is described in detail in his new book "Beating the Dow - With Bonds".


CAPITALIZATION
Description of Common Stock: The authorized capitalization of the Fund consists of 100,000,000 shares of common stock of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights with no conversion or pre-emptive rights. All shares issued are fully paid and non-accessible.

Voting Rights: Each shareholder has one vote for each share held. Voting rights are non-cumulative, which means that holders of a majority of shares can elect all directors of the Fund if they so choose.

Major Shareholders:  There are seven accounts that hold more than 5% of the Fund
shares as of 12/31/98.           These are:                Peter Mazola    24.6%
Bernard B. Klawans   10.2%    Caesar A. Arredondo  6.0%    John O. Franke   5.9%
Joseph McCarthy 5.8%          Thomas F. Burke      5.7%    Fred Picker Trst 5.6%
All are independent investors except Mr Klawans who is president of the Fund.


SHARE  PURCHASE - REINVESTMENTS
The offering price of the shares offered by the Fund is at the net asset value per share next determined after receipt of the purchase order by the Fund and is computed in the manner described under the caption "PRICING OF SHARES" in this Prospectus. The Fund reserves the right at its sole discretion to terminate the offering of its shares made by this Prospectus at any time and to reject pur-chase applications when, in the judgment of management such termination or re-jection is in the best interests of the Fund.

Initial Investments: Initial purchase of shares of the Fund may be made only by application submitted to the Fund. For the convenience of investors, a Share Purchase Application form is provided with this Prospectus. The minimum initial purchase of shares is $1,000 which is due and payable 3 business days after the purchase date. The Fund will only accept shareholders in states where registra-tion under the Blue Sky laws of the state of residence have been met. Any loss-es incurred because of purchase reneges will be reimbursed by the Investment Adviser.

Subsequent Purchases: Subsequent purchases may be made by mail or by phone and are due and payable three business days after the purchase date. The minimum is $100. No account will be allowed to exceed $500,000 at the time of purchase.

Reinvestments: The Fund will automatically retain and reinvest dividends & cap-ital gains distributions and use same for the purchase of additional shares for the shareholder at net asset value as of the close of business on the distribu-tion date. A shareholder may at any time by letter or forms supplied by the Fund direct the Fund to pay dividends and/or capital gains distributions, if any, to such shareholders in cash or request any other information they desire about the Fund either by US mail or by phone.


REDEMPTION OF SHARES
The Fund will redeem all or any part of the shares of any shareholder who ten-ders a request for redemption (if certificates have not been issued) or certifi-cates with respect to shares for which certificates have been issued. In either case, proper endorsements guaranteed either by a national bank or a member firm of the New York Stock Exchange will be required unless the shareholder is known to management. The redemption price is the net asset value per share next de-termined after notice is received by the Fund for redemption of shares. The proceeds received by the shareholder may be more or less than his cost of such shares, depending upon the net asset value per share at the time of redemption and the difference should be treated by the shareholder as a capital gain or loss for federal income tax purposes.

Payment by the Fund will ordinarily be made within three business days after tender. The Fund may suspend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary week-end or holiday closings, or when trading on the New York Stock Exchange is re-stricted as determined by the Securities and Exchange Commission or when the Securities and Exchange Commission has determined that an emergency exists, mak-ing disposal of Fund securities or valuation of net assets not reasonably prac-ticable. The Fund intends to make payments in cash, however, the Fund reserves the right to make payments in kind.


PRICING OF SHARES
The net asset value of the Fund's shares is determined at the close of business (4 PM) of the New York Stock Exchange each day that the Exchange is open. The price is determined by dividing the value of its securities, plus cash & other assets less liabilities, excluding capital surplus, by the number of shares out-standing. Market value of securities listed on national exchanges is taken as the last recent sales price on such exchange. Listed securities that have not traded recently & over-the-counter securities are valued at the last bid price in such market.

Short term paper (debt obligations that mature in less than 60 days) are valued at amortized cost which approximates market value. Other assets are valued at fair value as determined in good faith by the Board of Directors.


RETIREMENT PLANS - IRA
People who earn compensation and are not active participants (and who don't have a spouse who is an active participant) in an employee maintained retirement plan may establish IRA's using Fund shares. Annual contributions, limited to the lesser of $2,000 or 100% of compensation, are tax deductible from gross income. This IRA deduction is also retained for individual taxpayers and married couples with adjusted gross incomes within certain specified limits. All individuals may make nondeductible IRA contributions to separate accounts to the extent that they are not eligible for a deductible contribution.

Earnings under the IRA are reinvested and are tax-deferred until withdrawals be-gin. The maximum annual contribution may be increased to $4,000 if you have a spouse who earns no compensation during the taxable year. A separate and inde-pendent Spousal IRA must be maintained.

You may begin to make non-penalty withdrawals as early as age 59 1/2 or as late as age 70 1/2. In the event of death or disability, withdrawals may be made be-fore age 59 1/2 without penalty.

A Disclosure Statement is required by U.S. Treasury Regulations. This Statement describes the general provisions of the IRA and is forwarded to all prospective IRA's. There is no charge to open and maintain an O'Higgins Fund IRA. This policy may be changed by the Board of Directors if they deem it to be in the best interests of all shareholders. All IRA's may be revoked within 7 days of their establishment with no penalty.


MMANAGEMENT OF THE FUND
Shareholders meet annualy to elect all members of the Board of Directors, se-lect an independent auditor, and vote on any other items deemed pertinent by the incumbent Board. The Directors are in turn responsible for determining that the Fund operates in accordance with its stated objectives, policies, and investment restrictions. They also appoint officers to run the Fund and select an Invest-ment Adviser to provide investment advice. The Board meets six times a year to review Fund progress and status.


CUSTODIAN & TRANSFER AGENT
The Fund acts as its own custodian and transfer agent.


REPORTS TO SHAREHOLDERS
The Fund sends all shareholders annual reports containing certified financial statements and other periodic reports, at least semi-annually, containing unau-dited financial statements.


AUDITORS
Landsburg, Platt, Raschiatore & Dalton, Certified Public Accountants, Philadel-phia, PA. have been selected as the independent accountant and auditor of the Fund. They have been absorbed and are now an affiliate of Mathiesen Aitken Jemison, LLP. Also, they have no direct or indirect financial interest in the Fund or the Adviser.


LITIGATION
As of the date of this prospectus, there was no pending or threatened litigation involving the Fund in any capacity whatsoever.


ADDITIONAL INFORMATION
This Prospectus omits certain information contained in the registration state-ment on file with the Securities & Exchange Commission. The registration state-ment may be inspected without charge at the principal office of the Commission in Washington, D.C. and copies of all or part thereof may be obtained upon pay-ment of the fee prescribed by the Commission. Shareholders may also direct in-quiries to the Fund by phone or at the address given on pg 1 of this Prospectus.

         INVESTMENT ADVISER                              PROSPECTUS
    VALLEY FORGE MANAGEMENT CORP.                 The O'HIGGINS FUND, INC.
      1375 Anthony Wayne Drive                    1375 Anthony Wayne Drive
          Wayne, Pa. 19087                            Wayne, Pa. 19087

                                                        610-688-6839
                                                        800-548-1942

                                                      YYYYYYY YY, YYYY
          TABLE OF CONTENTS

FUND PROFILE ....................... 2
YEARLY RETURNS ..................... 2
FUND EXPENSES ...................... 3
FINANCIAL HIGHLIGHTS ............... 3        The Fund  seeks capital  apprecia-
THE FUND ........................... 4        tion through application of a pro-
OBJECTIVE & POLICIES                          prietary 28 year back tested allo-
  Objective ........................ 4        cation model  developed by Michael
  Risk Assessment ...................4        O'Higgins.   Application  of  this
  Security Selection Criteria ...... 4        model  results in  almost 100% in-
  Portfolio Turnover Policy ........ 4        vestments  either  in  20 to 50 of
  Nondiversification Policy ........ 4        the  lowest  dollar priced securi-
INVESTMENT RESTRICTIONS ............ 4        ties of  the 100 highest  yielding
INVESTMENT ADVISER ................. 5        stocks in the S&P Industrial Index
CAPITALIZATION                                list  or a  mix of  short-term  US
  Description of Common Stock ...... 6        Treasury Notes and/or long-term US
  Voting Rights .................... 6        Zero Coupon Bonds.  Current income
  Major Shareholders ............... 6        from investments  is a subordinate
SHARE PURCHASE - REINVESTMENTS                consideration.
  Initial Investments .............. 6
  Subsequent Purchases ............. 6
  Reinvestments .................... 6
REDEMPTION OF SHARES ............... 7
PRICING OF SHARES .................. 7
RETIREMENT ACCOUNT - IRA ........... 7
MANAGEMENT OF THE FUND ............. 8
CUSTODIAN & TRANSFER AGENT ......... 8
REPORTS TO SHAREHOLDERS ............ 8
AUDITORS ........................... 8
LITIGATION ......................... 8
ADDITIONAL INFORMATION ............. 8

                             The O'HIGGINS FUND, INC.
                             1375 Anthony Wayne Drive
                                 Wayne, PA   19087
                                   610-688-6839
                                   800-548-1942



                                    Part B

                      STATEMENT OF ADDITIONAL INFORMATION

                               YYYYYYY YY, YYYY


This Statement is not a prospectus, but should be read in conjunction with the Fund's current prospectus dated YYYYYYY YY, YYYY. To obtain the Prospectus, please write the Fund or call either of the telephone numbers that are shown above.


                               TABLE OF CONTENTS
                  THE FUND .................................  2
                  OBJECTIVE & POLICIES
                       Objective ...........................  2
                       Risk Assessment .....................  2
                       Security Selection Criteria .........  2
                       Portfolio Turnover Policy ...........  2
                       Nondiversification Policy ...........  2
                  INVESTMENT RESTRICTIONS ..................  2
                  INVESTMENT ADVISER .......................  3
                  CAPITALIZATION
                       Description of Common Stock .........  4
                       Voting Rights .......................  4
                       Major Shareholders ..................  4
                  SHARE PURCHASE - REINVESTMENT
                       Initial Investments .................  4
                       Subsequent Purchases ................  4
                       Reinvestments .......................  5
                  REDEMPTION OF SHARES .....................  5
                  PRICING OF SHARES ........................  5
                  TAX STATUS ...............................  5
                  OFFICERS AND DIRECTORS OF THE FUND .......  6
                  BROKERAGE ................................  7
                  AUDITOR'S REPORT .........................  8
                  STATEMENT OF ASSETS & LIABILITIES ........  9
                  NOTES TO FINANCIAL STATEMENTS ............ 10
                  UNAUDITED FINANCIAL STATEMENTS 06/30/98 .. 11

THE FUND
The O'Higgins Fund, Inc. (also referred to as the "Fund") was incorporated in Pennsylvania on January 1, 1998. The Fund's registered office is in Wayne, PA. Mail may be addressed to 1375 Anthony Wayne Dr. Wayne, PA. 19087.


OBJECTIVE AND POLICIES
Objective: The O'Higgins Fund is an open-end non-diversified investment manage-ment company that seeks capital appreciation through application of a proprie-tary 28 year back-tested allocation model. Use of this model results in almost 100% investments either in 20 of the lowest dollar priced securities of the 100 highest yielding industrial stocks in the popular S&P 500 Index or short-term US Treasury Notes or long-term US Zero Coupon Bonds. Current income from invest-ments is a subordinate consideration.

Risk Assessment: Risks associated with the Fund's performance will be those due to broad market declines and business risks from difficulties which occur to particular companies while in the Fund's portfolio or the effect of interest rates on our debt security holdings. The Fund's approach of either being in stocks or US Treasury Notes or US Zero Coupons could impact total returns or principal by being in the wrong type of security at the wrong time. Also, the methodology to be used that has worked well in theory in past markets is untried in future markets. It therefore must be realized that there is no assurance the method will approximate past calculated favorable performance.

Security Selection Criteria: Criteria used by the Adviser in purchases of sec-urities will be based on almost 100% investments either in 20 of the lowest dol-lar priced securities of the 100 highest yielding industrial stocks in the S&P Index list or short-term US Treasury Bills or long-term US Zero Coupon Bonds de-pending upon periodic reviews of a publicly available indicator which is de-scribed in depth in a book by Michael B. O'Higgins, "Beating the Dow - With
Bonds". All securities including stocks, US Treasury Notes or US Zero Coupon Bonds will be selected in the pursuit of capital appreciation.

Portfolio Turnover Policy: Portfolio turnover depends upon indications of the publicly available indicator we use. Accordingly, the turnover rate should not exceed 200% wherein turnover is computed by dividing the lesser of the Fund's total purchases or sales of securities within the period by the average monthly portfolio value of the Fund during such period. If this occurs, brokerage ex-penses and the effect of capital gains taxes on shareholder dividends could be higher than those expected from the average mutual fund with lower turnover. Turnover from inception Jan. 30 through Dec. 31 of 1998 amounted to 11%.

Non-diversification Policy: The Fund is classified as being non-diversified which means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issues. The Fund, therefore, may be more susceptible than a more widely diversified fund to any single economic, politi-cal, or regulatory occurrence. The policy of the Fund, in the hope of achiev-ing its objective as stated above, is, therefore, one of selective investments rather than broad diversification. The Fund seeks only enough diversification to maintain its federal non-taxable status under Sub-Chapter M of the Internal Revenue Code.


INVESTMENT RESTRICTIONS
By-laws of the Fund provide the following fundamental investment restrictions; The Fund may not, except by the approval of a majority of the outstanding shares; i.e. A) 67% or more of the voting securities present at a duly called meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or B) of more than 50% of the outstanding are present or represented by proxy, or B) of more than 50% of the outstanding voting securities, whichever is less:
 a) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in selling its own portfolio securities.
 b) Borrow money or purchase securities on margin, but may obtain such short term credit as may be necessary for clearance of purchases and sales of se-curities for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets.
 c) Sell securities short.
 d) Invest in securities of other investment companies except as part of a mer-ger, consolidation , or purchase of assets approved by the Fund's share-holders.
 e) Invest over 25% of its assets at the time of purchase in any one industry.
 f) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein.
 g) Make loans. The purchase of a portion of a readily marketable issue of pub-licly distributed bonds, debentures or other debt securities will not be considered the making of a loan.
 h) Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.
 i) Invest in companies for the purpose of acquiring control.
 j) The Fund may not purchase or retain securities of any issuer if those offi-cers and directors of the Fund or its Investment Adviser owning individual-ly more than 1/2 of 1% of any class of security or collectively own more than 5% of such class of securities of such issuer.
 k) Pledge, mortgage or hypothecate any of its assets.
 l) Invest in securities which may be subject to registration under the Securi-ties Act of 1933 prior to sale to the public or which are not at the time of purchase readily salable.
 m) Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years' continuous operation, including the operations of any predecessor.
 n) Issue senior securities.


INVESTMENT ADVISER
The Valley Forge Management Corp. (VFMC) is a Pennsylvania corporation that acts as an Investment Adviser to the Fund. Mr. Bernard B. Klawans is the sole owner, director and officer of the Investment Adviser and is also President of the Fund. He has had over 28 years of day to day operational experience in running another federally registered mutual fund, the Valley Forge Fund, Inc.

On January 1, 1998 the shareholders of the Fund approved a management and ad-visory contract with VFMC which was unanimously renewed by the Directors August 11, 1998. This Agreement will continue on a year to year basis provided that approval is voted on at least annually by specific approval of the Board of Di-rectors of the Fund or by vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of Directors of the Fund who are neither parties to the agreement or interested persons as defined in the Investment Company Act of 1940 at a meeting called for the purpose of voting on such approval.

Under the Agreement, the Valley Forge Management Corp. will furnish investment direction on the basis of an ongoing review using the new methodology to deter-mine when and what securities will be purchased or disposed by designated Fund personnel. The Agreement may be terminated at any time, without payment of pen-alty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days written notice to the Valley Forge Management Corp. In the event of its assignment, the Agreement will terminate automatically. For these services, the Fund has agreed to pay to the Valley Forge Management Corp. a fee of 1% per year on the net assets of the Fund. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. This fee is higher than the fee paid most other funds. Not withstanding, the Investment Adviser may elect to forgo fees during the first year of operation.

The Investment Adviser is required, by contract, to render research, statistical and advisory services to the Fund; to make specific recommendations based on the Fund's investment requirements; and to pay salaries of the Fund's employees who may be officers or directors or employees of the Investment Adviser. Excepting these items, the Fund pays all other fees and expenses incurred in conducting its business affairs. The Investment Adviser paid the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of purchase reneges.

A contract agreement has been agreed upon between the Valley Forge Management Corp. & FTC Limited, a company wholly owned by Mr. O'Higgins for use of his me-thodology to maintain the portfolio. The contract gives FTC Limited 50% of all management fees paid by the Fund in the form of a royalty and may be terminated only by mutual agreement of both parties. Neither O'Higgins nor FTC Limited will be associated with the Fund or the Investment Adviser in any way except through promotional marketing efforts. He is in the process of patenting this method-ology which is described in detail in his book "Beating the Dow - with Bonds".


CAPITALIZATION
Description of Common Stock: The authorized capitalization of the Fund consists of 100,000,000 shares of common stock of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights with no conversion or pre-emptive rights. All shares issued are fully paid and non-accessible.

Voting Rights: Each shareholder has one vote for each share held. Voting rights are non-cumulative, which means that holders of a majority of shares can elect all directors of the Fund if they so choose.

Major Shareholders:  There are seven accounts that hold more than 5% of the Fund
shares as of 12/31/98.           These are:                Peter Mazola    24.6%
Bernard B. Klawans   10.2%    Caesar A. Arredondo  6.0%    John O. Franke   5.9%
Joseph McCarthy 5.8%          Thomas F. Burke      5.7%    Fred Picker Trst 5.6%
All are independent investors except Mr Klawans who is president of the Fund.


SHARE  PURCHASE - REINVESTMENTS
The offering price of the shares offered by the Fund is at the net asset value per share next determined after receipt of the purchase order by the Fund and is computed in the manner described under the caption "PRICING OF SHARES" in this Prospectus. The Fund reserves the right at its sole discretion to terminate the offering of its shares made by this Prospectus at any time and to reject pur-chase applications when, in the judgment of management such termination or re-jection is in the best interests of the Fund.

Initial Investments: Initial purchase of shares of the Fund may be made only by application submitted to the Fund. For the convenience of investors, a Share Purchase Application form is provided with this Prospectus. The minimum initial purchase of shares is $1,000 which is due and payable 3 business days after the purchase date. The Fund will only accept shareholders in states where registra-tion under the Blue Sky laws of the state of residence have been met. Any loss-es incurred because of purchase reneges will be reimbursed by the Investment Adviser.
                                      - 4 -

Subsequent Purchases: Subsequent purchases may be made by mail or by phone and are due and payable three business days after the purchase date. The minimum is $100. No account will be allowed to exceed $500,000 at the time of purchase.

Reinvestments: The Fund will automatically retain and reinvest dividends & cap-ital gains distributions and use same for the purchase of additional shares for the shareholder at net asset value as of the close of business on the distribu-tion date. A shareholder may at any time by letter or forms supplied by the Fund direct the Fund to pay dividends and/or capital gains distributions, if any, to such shareholders in cash or request any other information they desire about the Fund either by US mail or by phone.


REDEMPTION OF SHARES
The Fund will redeem all or any part of the shares of any shareholder who ten-ders a request for redemption (if certificates have not been issued) or certifi-cates with respect to shares for which certificates have been issued. In either case, proper endorsements guaranteed either by a national bank or a member firm of the New York Stock Exchange will be required unless the shareholder is known to management. The redemption price is the net asset value per share next de-termined after notice is received by the Fund for redemption of shares. The proceeds received by the shareholder may be more or less than his cost of such shares, depending upon the net asset value per share at the time of redemption and the difference should be treated by the shareholder as a capital gain or loss for federal income tax purposes.

Payment by the Fund will ordinarily be made within three business days after tender. The Fund may suspend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary week-end or holiday closings, or when trading on the New York Stock Exchange is re-stricted as determined by the Securities and Exchange Commission or when the Securities and Exchange Commission has determined that an emergency exists, mak-ing disposal of fund securities or valuation of net assets not reasonably prac-ticable. The Fund intends to make payments in cash, however, the Fund reserves the right to make payments in kind.


PRICING OF SHARES
The net asset value of the Fund's shares is determined as of the close of busi-ness of the New York Stock Exchange on each business day of which that Exchange is open (presently 4:00 p.m.) Monday through Friday exclusive of Washington's Birthday, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving, Christ-mas & New Year's Day. The price is determined by dividing the value of its se-curities, plus any cash and other assets less all liabilities, excluding capital surplus, by the number of shares outstanding. The market value of securities listed on a national exchange is determined to be the last recent sales price on such exchange. Listed securities that have not recently traded and over-the-counter securities are valued at the last bid price in such market.

Short term paper (debt obligations that mature in less than 60 days) are valued at amortized cost which approximates market value. Other assets are valued at fair value as determined in good faith by the Board of Directors.


TAX STATUS
Under the provisions of Sub-Chapter M of the Internal Revenue Code of 1954 as amended, the Fund, intends to pay out substantially all of its investment income and realized capital gains, and intends to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest, and gains from securities transactions and no more than 50% of the Fund assets may be held in security holdings that exceed 5% of the total assets of the Fund at time of purchase.

Distribution of any net long-term capital gains realized by the Fund in 1999 will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor. All other income re-alized by the Fund, including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be paid annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such div-idends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

Use of the allication model may result in turnover rates on the order of 200% per year. Such turnover rates preclude long term capital gains in any dividend payouts causing all dividends to be charged at ordinary income tax rates.


OFFICERS AND DIRECTORS OF THE FUND
Officers and Directors of the Fund, together with their addresses, age, princi-pal occupations and percent of shares outstanding held during the past five years are:
                                                  Occupation       Percent
   Name and Address       Age   Position         Past 5 Years     of  Class

   Bernard B. Klawans*     77   President        President          100.00%
   1375 Anthony Wayne Dr.       Interested       Valley Forge Fund
   Wayne, PA                    Director

   Dr. Gerd H. Dahl*       66   Secretary        Secretary            0.00%
   679 Jefferson Rd.            Interested       Valley Forge Fund
   Bryn Mawr, PA                Director

   Victor J. Belanger      47   Non-Interested   V. P. Linearizer     0.00%
   Box #96                      Director         Technologies
   Princeton Jct. NJ

   Dr. Thomas A. Fosnocht  59   Non-Interested   Dr.of Dental         0.00%
   737 Hillview Rd.             Director         Surgery
   Malvern, PA

   Dr. James P. King       63   Non-Interested   Pres. Desilube       0.00%
   904 Breezewood Ln.           Director         Technology Inc.
   Lansdale, PA

   Donald A. Peterson      58   Non-Interested   Program Manager      0.00%
   3741 Worthington Road                         Lockheed Martin
   Collegeville, PA

   William A. Texter      52    Non-Interested   Mgr, Nuclear Quality 0.00%
   9 Charter Oak Dr.            Director         PECO Energy
   Newtown Square, PA

   Nancy W. Klawans       76    Treasurer        Treasurer            0.00%
   1375 Anthony Wayne Dr                         Valley Forge Fund
   Wayne, PA

* Directors of the Fund who are considered "Interested Directors" as defined by the Investment Company act of 1940. Mr. Klawans is President and owner of the Fund's Investment Adviser and Dr. Dahl is secretary of the Fund.

A total of $5,000 is estimated to be paid to Officers and Directors of the Fund for travel expenses associated with their Fund duties in 1998. The Fund does not compensate its officers and directors affiliated with the Investment Adviser except as they may benefit through payment of the Advisory fee.


BROKERAGE
The Fund requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price. The Fund will place all orders for purchases and sales of its portfolio securities through the Fund's President who is answerable to the Fund's Board of Directors. The Fund's President will select brokers who meet the primary re-quirements of execution and price, and also may have furnished publicly avail-able statistical or other factual information which appear helpful or necessary to the Fund's normal operations. No effort will be made in any given circum-stance to determine the value of this information or the amount it might have reduced Adviser expenses. R. Scott Klawans is an account executive that, like other brokers, handles purchases and sales of Fund securities upon orders issued by properly authorized Fund officials. He is the son of the current Fund's president but has no other connection with the Fund. His compensation is limit-ed to commissions earned on transactions. He will continue to be utilized in this capacity so long as he meets all of the requirements given above.

Other than as set forth above, the Fund has no fixed policy, formula, method or criteria which it uses in allocating brokerage business to firms furnishing these materials and executions . Thee Board of Directors will evaluate and re-view the reasonableness of brokerage commissions paid to brokers every two months initially and, after the first year of operation at least semiannually.

Use of the allocation model may result in turnover rates on the order of 200% per year. Such turnover rates would generate commission rates on the order of four times that of the average fund and thereby reduce the total return on in-vestments.

                     LANDSBURG PLATT RASCHIATORE & DALTON
                          Certified Public Accountants
                        117 South 17th Street 13th Floor
                             Philadelphia, PA 19103
                                  215-561-6633
                                Fax 215-561-2070



                          Independent Auditor's Report


To the Shareholders and Board of Directors of The O'Higgins Fund

We have audited the accompanying statement of assets and liabilities of The O'Higgins Fund including the schedule of investments in securities as of Decem-ber 31, 1998, and the related statement of operations, the statement of changes in net assets and the financial highlights and related ratios/supplemental data for the initial period from January 30, 1998 (date of inception) to December 31, 1998. These financial statements and financial highlights & related ratios/su-plemental data are the responsibility of the Fund's Management. Our responsi-bility is to express an opinion on these financial statements & financial high-lights and related ratios/supplemental data based on our audits.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of ma-terial misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our pro-cedures included confirmation of securities owned as of Decembeer 31, 1998, ver-ified by examination and by correspondence with brokers and the application of alternate auditing procedures for unsettled security transactions. An audit also includes assessing the accounting principles used and significant esti-mates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and the selected per share data and ratios referred to above presents fairly, in all material respects, the finan-cial position of The O'Higgins Fund as of December 31, 1998 the results of its operations, the changes in its net assets and the selected per share ratios for the initial period then ended, in conformity with generally accepted account-ing principles.


Mathieson Aitken Jemison, LLP
January 13, 1999

                                THE O'HIGGINS FUND
              STATEMENT OF ASSETS & LIABILITIES - DECEMBER 31, 1998


ASSETS:
 Investments, at value (cost $1,641,303)                             $1,698,590
 Receivables, interest                                                    1,125
                                                                     ----------
  TOTAL ASSETS                                                        1,699,715

LIABILITIES:
 Management fee payable                                                  -
                                                                     ----------
  TOTAL LIABILITIES                                                      -

  NET ASSETS (equivalent to $11.05/SH based on 153,8838 sh of cap-
  ital stock outstanding, 100 million authorized, $.001 par value)   $1,699,715
                                                                     ==========



COMPOSITION OF NET ASSETS: Shares of common stock                    $      154
 Paid in capital                                                      1,632,374
 Net unr4ealized appreciation of investments                             67,187
                                                                     ----------
  NET ASSETS, DECEMBER 31, 1998                                      $1,699,715
                                                                     ==========


                          STATEMENT OF OPERATIONS
     Period from Jan 30, 1998 (Date of Inception) to December 31, 1998

INVESTMENT INCOME: Amortization of zero coupon bonds                 $   40,874
 Interest earned                                                          2,940
 Other income                                                                77
                                                                     ----------
  TOTAL INVESTMENT INCOME                                                43,891

EXPENSES: Management fee                                                 -
                                                                     ----------
  TOTAL EXPENSES                                                         -
                                                                     ----------
  INVESTMENT INCOME, NET                                                 43,891

REALIZED LOSS ON INVESTMENTS:                                              (588)
NET CHANGE IN UNREALIZED APPRECIATION OF INVESTMENTS                     67,187
                                                                     ----------

NET GAIN ON INVESTMENTS                                                  66,599
                                                                     ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $  110,490

                     See accompaning notes to financial statements

                              THE O'HIGGINS FUND
                            SCHEDULE OF INVESTMETS
      Period from January 30, 1998 (Date of Inception) to December 31, 1998



                                                            Face
                                                           Amount        Value

US GOVERNMENT OBLIGATIONS:   88.41%
 US Treasury Bond Strip Prin Amt due 2/15/27              6,764,00    $1,502,876
                                                                      ----------
  TOTAL BONDS                    (Cost $1,435,689)                    $1,502,876



SHORT TERM INVESTMENT:       11.52%
 Royal Bank Money Market 3.20%                              195,714      195,714
                                                                      ----------
  TOTAL SHORT TERM INVESTMENT    (Cost $  195,714)                    $  195,714
                                                                      ----------

  TOTAL INVESTMENTS                                                   $1,698,590
                                                                      ==========


                       STATEMENT OF CHANGES IN NET ASSETS
      Period from January 30, 1998 (Date of Inception) to December 31, 1998



INCREASE IN NET ASSETS FROM OPERATIONS:
 Investment income net                                              $   43,891
 Realized loss on investments                                             (588)
 Net change in unrealized appreciation on investments                   67,187
                                                                    ----------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 110,490

 Distributions to shareholders from investment income, net             (43,303)
 Net capital share transactions                                       1,632,528
                                                                     ----------
  NET INCREASE IN NET ASSETS                                          1,699,715

NET ASSETS JANUARY 30, 1998 (DATE OF INCEPTION)                          -
                                                                     ----------

NET ASSETS DEC. 31, 1998 (including undistributed inv inc of $0)     $1,699,715


                            NOTES TO FINANCIAL STATEMENTS

NOTE 1 SUMMARY - SIGNIFICANT ACCOUNTING POLICIES: NATURE OF OPERATIONS - The O'- Higgins Fund ("the Fund") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in con-formity with generally accepted accounting principles.
Security Valuations - The Fund values its securities, where market quotations are readily available, at market value based on the last recorded sales price as reported by the principal securities exchange on which the security is traded,

                             THE O'HIGGINS FUND
                       NOTES TO FINANCIAL STATEMENTS

NOTE 1 SUMMARY - SIGNIFICANT ACCOUNTING POLICIES: (continued) or if the security is not traded on an exchange, market value is based on the latest bid price. Short term investments are valued at cost.
Federal Income Taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies & to distribute all its taxable income to its shareholders. Therefore no federal income tax provision is required.
Distributions To Shareholders - The Fund intends to distribute to shareholders substantially all of its net investment income & net realized long-term capital gains at year end.
Estimates - The preparation of financial statements in conformity with generally accepted acccounting principles requires management to make estimates & assump-tions that affect the reported amount of assets & liabilities and disclosure of contingent assets and liabilities at the date of the financial statements & the reported amounts of income and expense during the reporting period. Actual re-sults could differ from these estimates.
ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assump-tions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
OTHER: The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend in-come is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Zero coupon bonds are amortized to investment income by the in-terest method. The amortization is included in the cost of investments in de-termining the net change in unrealized appreciation/depreciation on investments.
NOTE 2 CAPITAL SHARE TRANSACTIONS: As of 12/31/98, total par value and paid in capital totaled $1,632,528. The net increase in capital stock transactions for the period from January 30, 1998 (date of inception) to December 31, 1998 are as follows:

                                                            Shares      Amount
                                                          --------- -----------
Shares sold                                                187,331  $ 2,006,993
Shares issued in reinvest of div                             3,657       40,405
Shares redeemed                                           ( 37,150)  (  414,870)
                                                           --------- -----------
Net increase                                               153,838 $  1,632,528
                                                           ========= ===========

NOTE 3 INVESTMENTS: For the year ended December 31, 1998, purchases and sales of investment securities other than short-term investments aggregated $1,494,176 & $98,772 respectively. The gross unrealized appreciation for all securities to-taled $96,113 and the gross unrealized depreciation for all securities totaled $28,926 for a net unrealized depreciation of $67,187. The aggregate cost of se-curities for federal income tax purposes at December 31, 1998 was $1,641,303. Net realized loss on investments for the year ended Dec. 31, 1998 was $588, all of which were long transactions. VFMC has entered into a contract with FTC Lim-ited, a company wholly owned by Michael B. O'Higgins, for use of his technology to establish and maintain the Fund's investment portfolio. The contract gives FTC limited 50% of all management fees paid by the Fund in the form of a royal-ty and may be terminated only by mutual agreement by both parties.

NOTE 4 INVESTMENT ADVISORY AGREEMENT & OTHER RELATED TRANSACTIONS: The  Fund has

                                 THE O'HIGGINS FUND
                            NOTES TO FINANCIAL STATEMENTS

NOTE 4 INVESTMENT ADVISORY AGREEMENT & OTHER RELATED TRANSACTIONS: (continued) an investment advisory agreement with the Valley Forge Management Corp., (VFMC) whereby VFMC receives a fee of 1% per year on the net assets of the Fund. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. For the period Jan. 30, 1998 (date of inception) to Dec. 31, 1998 the Fund had incurred $8,246 of management fees and $15,266 in office expenses, registrations, filing fees and franchise taxes. VFMC has waived the management fees and is absorbing all Fund expenses until the net assets of the Fund exceeds $2,500,000. Mr. Bernard Klawans is the sole owner, director and officer of VFMC and is also the president of the Fund.

NOTE 5 DISTRIBUTION TO SHAREHOLDERS: On Dec. 31, 1998, a distribution of $.32 per share aggregating $43,303 was paid to shareholders of record on Dec. 31, 1998 from net investment income.

                            FORM N-1A
                    PART C - OTHER INFORMATION


       Contents                                    Page #

1.  Financial Statements & Exhibits                   1

2.  Control Persons                                   1

3.  Number of Shareholders                            1

4.  Indemnification                                   1

5.  Activities of Investment Adviser                  1

6.  Principal Underwriters                            1

7.  Location of Accounts & Records                    1

8.  Management Services                               1

9.  Distribution Expenses                             1

10. Undertakings                                      1

11. Auditor's Consent                                 2

12. Signatures                                        3

1. a. Financial Statements - Performance comparisons with the S&P 500 Index and financial information on a per share basis is presented in Part A for 1998. All other financial statements are presented in Part B including:

       STATEMENT OF ASSETS & LIABILITIES                       December 31, 1998
       STATEMENT OF OPERATIONS FOR THE YEAR ENDED              DECEMBER 31, 1998
       STATEMENT OF CHANGES IN NET ASSETS FOR THE YEAR ENDED   DECEMBER 31, 1998
       SCHEDULE OF INVESTMENTS IN SECURITIES                   DECEMBER 31, 1998
       NOTES TO FINANCIAL STATEMENTS                           DECEMBER 31, 1998

   b. Exhibits
      (3.i)    Articles of Incorporation
      (3.ii)   By-Laws
      (10.1)   Investment Advisory Contract
      (10.2)   Reimbursement Agreements with Officers and/or Directors
       All exhibits are incorporated by reference to The O'Higgins Fund pre-ef-fective amendment number 2 of the Securities Act of 1933 except exhibit
       (10ii) which is attached.

2.    Control Persons - Not applicable.

3. Number of Shareholders - There are shareholders in The O'Higg-ins Fund as of the date of this filing.

4. Indemnification - Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant, the registrant has been advised that, in the opinion of the Securities and Exchange Commission, such in-demnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of ex-penses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceed-
      ing) is asserted by such director, officer or controlling person in con-nection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whe-ther such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

5. Activities of Investment Adviser - The Valley Forge Management Corpora-tion's activity at the present time is performance on its Investment Ad-visory Contract currently effective with the Valley Forge Fund, Inc. Mr. Bernard B, Klawans - owner, officer and director of the Valley Forge Man-agement Corp. is also President of the Bookkeeper Corporation.

6.    Principal Underwriter - The Fund acts as its own underwriter.

7. Location of Accounts & Records - All Fund records are held at corporate headquarters - 1375 Anthony Wayne Drive, Wayne, Pa. 19087 - with the ex-ception of security certifications which are in a safe deposit box at the Royal Bank of Pennsylvania, DeKalb Pike, King of Prussia, PA.

8.    Management services - Not applicable

9.    Distribution Expenses - The Fund currently bears no distribution expenses.

10. Undertakings - The Fund is filing this post-effective amendment no. 1 to its initial filing within six months of the effective date of Registrant's 1933 Act Registration Statement. Financial statements are presented that are not certified in addition to the certified audit that accompanied the original filing.

                      Landsburg Platt Raschiatore & Dalton
                          Certified Public Accountants
                            117 S. 17th St. 13th Fl.
                            Philadelphia, PA. 19103
                                 215-561-6633




               CONSENT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

We consent to the inclusion by reference to the initial Registration Statement on Form N-1A of The O'Higgins Fund of our report dated January 12, 1998 on our examination of the Statement of Assets and Liabilities on such Company. We also consent to the reference to our firm in such Initial Registration Statement.




                Landsburg Platt Raschatore & Dalton



January 12, 1998

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Invest-ment Company Act of 1940, The O'Higgins Fund certifies that it meets all of the requirements for effectiveness of this Registration Statement and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wayne and State of Pennsylvania, on the 4th day of November, 1998.


                                                  The O'Higgins Fund


                                                  Bernard B. Klawans
                                                  President



Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                           Title                            Date


Bernard B. Klawans         President, CEO and Director               11/04/98

Gerd H. Dahl               Secretary and Director                    11/04/98

Nancy W. Klawans           Treasurer                                 11/04/98

Victor J. Belanger         Director                                  11/04/98

Dr. Thomas A. Fosnocht     Director                                  11/04/98

Dr. James P. King          Director                                  11/04/98

Donald A. Peterson         Director                                  11/04/98

William A. Texter          Director                                  11/04/98

                            FORM N-1A
                    PART C - OTHER INFORMATION


       Contents                                    Page #

1.  Financial Statements & Exhibits                   1

2.  Control Persons                                   1

3.  Number of Shareholders                            1

4.  Indemnification                                   1

5.  Activities of Investment Adviser                  1

6.  Principal Underwriters                            1

7.  Location of Accounts & Records                    1

8.  Management Services                               1

9.  Distribution Expenses                             1

10. Undertakings                                      1

11. Auditor's Consent                                 2

12. Signatures                                        3

1. a. Financial Statements - Audited condensed financial information on a per share basis is presented in Part A. All other audited financial state-ments are presented in Part B. These include:

       Statement of Assets & Liabilities               January 5, 1998
       Notes to Statement of Assets and Liabilities    January 5, 1998

       Unaudited financial statements as of June 30, 1998 are also included.

   b. Exhibits - The following exhibits are incorporated by reference to The O'Higgins Fund pre-effective amendment number 2 of the Securities Act of 1933.
      (3.i)    Articles of Incorporation
      (3.ii)   By-Laws
      (10.1)   Investment Advisory Contract
      (10.2)   Reimbursement Agreements with Officers and/or Directors

2.    Control Persons - Not applicable.

3. Number of Shareholders - There were sixty-five shareholders in The O'Higg-ins Fund as of December 31, 1998.

4. Indemnification - Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant, the registrant has been advised that, in the opinion of the Securities and Exchange Commission, such in-demnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of ex-penses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceed-
      ing) is asserted by such director, officer or controlling person in con-nection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whe-ther such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

5. Activities of Investment Adviser - The Valley Forge Management Corpora-tion's activity at the present time is performance on its Investment Ad-visory Contracts currently effective with this Fund and the Valley Forge Fund, Inc. Mr. Bernard B. Klawans - owner, officer and director of the Valley Forge Management Corp. is also President of the Bookkeeper Corp.

6.    Principal Underwriter - The Fund acts as its own underwriter.

7. Location of Accounts & Records - All Fund records are held at corporate headquarters - 1375 Anthony Wayne Drive, Wayne, Pa. 19087 - with the ex-ception of security certifications which are in a safe deposit box at the Royal Bank of Pennsylvania, DeKalb Pike, King of Prussia, PA.

8.    Management services - Not applicable

9.    Distribution Expenses - The Fund currently bears no distribution expenses.

10.   Not applicable

                      Landsburg Platt Raschiatore & Dalton
                   A Mathiesen Aitken Jemison, LLP Affiliate
                          Certified Public Accountants
                            117 S. 17th St. 13th Fl.
                            Philadelphia, PA. 19103
                                 215-561-6633




               CONSENT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

We consent to the inclusion by reference to the Post Effective Amendment No. 3 on Form N-1A of The O'Higgins Fund of our report dated January 14, 1999 on our examination of the Financial Statements of such Company. We also consent to the reference to our firm in such Registration Statement.




Mathieson Aitken Jemison, LLP



February 25, 1999

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Invest-ment Company Act of 1940, The O'Higgins Fund certifies that it meets all of the requirements for effectiveness of this Registration Statement and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wayne and State of Pennsylvania, on the 4th day of November, 1998.


                                                  The O'Higgins Fund


                                                  Bernard B. Klawans
                                                  President



Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                           Title                            Date


Bernard B. Klawans         President, CEO and Director               02/25/99

Gerd H. Dahl               Secretary and Director                    02/25/99

Nancy W. Klawans           Treasurer                                 02/25/99

Victor J. Belanger         Director                                  02/25/99

Dr. Thomas A. Fosnocht     Director                                  02/25/99

Dr. James P. King          Director                                  02/25/99

Donald A. Peterson         Director                                  02/25/99

William A. Texter          Director                                  02/25/99